Employee Retirement Plans Corporate Fair Value Hierarchy (Details) (U.S. defined contribution plan, nonqualified, Rabbi Trust, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 25, 2010
Corporate Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Fair Value of Plan Assets	$ 2.4	$ 1.9
Corporate Equities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Fair Value of Plan Assets	2.4	1.9
Corporate Equities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Fair Value of Plan Assets	0	0
Corporate Equities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Fair Value of Plan Assets	0	0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Fair Value of Plan Assets	2.4	1.9
Mutual funds | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Fair Value of Plan Assets	2.4	1.9
Mutual funds | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Fair Value of Plan Assets	0	0
Mutual funds | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Fair Value of Plan Assets	$ 0	$ 0